Variable interest entities - Revenue and cash flow (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Variable interest entities
Total revenues	¥ 206,798,631	¥ 192,379,918	¥ 140,791,683
Profit (loss) from operations	1,274,788	(4,752,429)	(11,742,898)
Net cash provided by (used in) operating activities	6,454,554	3,186,263	(10,218,602)
Net cash provided by (used in) investing activities	(14,141,519)	282,360	(9,916,128)
Net cash provided by (used in) financing activities	(6,602,117)	2,889,600	(4,262,191)
Variable interest entities
Variable interest entities
Total revenues	192,643,797	181,926,012	132,237,619
Profit (loss) from operations	546,030	1,079,592	(338,225)
Net cash provided by (used in) operating activities	1,115,983	16,513,314	3,381,219
Net cash provided by (used in) investing activities	(7,608,750)	1,202,359	400,365
Net cash provided by (used in) financing activities	¥ (4,157,748)	¥ (8,642,610)	¥ (16,721,807)